Related Parties - Atrio Health Plans (Details) - Atrio - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Revenue Earned from Capitation	$ 35,867,712	$ 35,281,596	$ 112,571,916	$ 105,589,970	$ 140,037,791
Management Fees	549,472	557,172	1,658,944	1,675,380	2,230,984
Claims Paid	$ 39,949,769	$ 35,470,842	$ 116,863,741	$ 104,231,320	$ 148,905,784